Leases	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

9. Leases:

Nomura as lessor

Nomura leases office buildings and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases as of March 31, 2018 and 2019.

	Millions of yen
	March 31
	2018			2019
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,053	¥(1,657)	¥1,396	¥2,771	¥(1,498)	¥1,273
Aircraft	24,989	(54)	24,935	55,130	(310)	54,820

Total	¥28,042	¥(1,711)	¥26,331	¥57,901	¥(1,808)	¥56,093

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Nomura recognized rental income of ¥717 million, ¥1,377 million and ¥2,292 million for the years ended March 31, 2017, 2018 and 2019, respectively in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on noncancellable operating leases as of March 31, 2019 were ¥48,564 million and these future minimum lease payments to be received are scheduled as below:

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥48,564	¥4,500	¥4,500	¥4,500	¥4,462	¥4,255	¥26,347

Nomura as lessee

Nomura leases its office spaces, certain employees’ residential facilities and other facilities in Japan and overseas primarily under cancelable operating lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities in Japan and overseas under noncancellable operating lease agreements. Rental expenses, net of sublease rental income, for the years ended March 31, 2017, 2018 and 2019 were ¥42,919 million, ¥44,202 million and ¥44,564 million, respectively.

The following table presents the future minimum lease payments under noncancellable operating leases with remaining terms exceeding one year as of March 31, 2019:

Millions of yen
March 31
2019
Total minimum lease payments	¥106,553
Less: Sublease rental income	(9,742)

Net minimum lease payments	¥96,811

The future minimum lease payments above are scheduled as below as of March 31, 2019:

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥106,553	¥16,207	¥13,280	¥9,029	¥8,012	¥7,312	¥52,713

Nomura leases certain equipment and facilities in Japan and overseas under capital lease agreements. If the lease is classified as a capital lease, Nomura recognizes the real estate at the lower of its fair value or present value of minimum lease payments, which is reported within Other Assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. The amounts of capital lease assets as of March 31, 2018 and 2019 were ¥28,653 million and ¥26,561 million, respectively and accumulated depreciations on such capital lease assets as of March 31, 2018 and 2019 were ¥8,791 million and ¥8,272 million, respectively.

The following table presents the future minimum lease payments under capital leases as of March 31, 2019:

Millions of yen
March 31
2019
Total minimum lease payments	¥42,197
Less: Amount representing interest	(25,507)

Present value of net lease payments	¥16,690

The future minimum lease payments above are scheduled as below as of March 31, 2019:

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥42,197	¥3,862	¥3,953	¥3,945	¥3,818	¥3,782	¥22,837

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.